Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss)	€ 10,704	€ (245,378)	€ 17,161
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic (in shares)	357,525,000	353,338,000	351,991,000
Weighted average shares of Class A and Class B common stock outstanding - diluted (in shares)	367,240,000	353,338,000	356,738,000
Net income/(loss) per share:
Net income/(loss) per share, Basic (in EUR per share)	€ 0.03	€ (0.69)	€ 0.05
Net income/(loss) per share, Diluted (in EUR per share)	€ 0.03	€ (0.69)	€ 0.05